Property and equipment (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 321,771,961	$ 56,686,489
Accumulated amortization	(13,581,739)	(9,258,133)
Net book value	308,190,222	47,428,356
Land
Property, Plant and Equipment [Line Items]
Cost	9,650,656	9,650,656
Accumulated amortization
Net book value	9,650,656	9,650,656
Wind turbines and towers
Property, Plant and Equipment [Line Items]
Cost	254,097,018	30,883,331
Accumulated amortization	(10,338,563)	(6,917,637)
Net book value	243,758,455	23,965,694
Other generating facilities
Property, Plant and Equipment [Line Items]
Cost	51,789,674	12,273,323
Accumulated amortization	(2,259,252)	(1,517,871)
Net book value	49,530,422	10,755,451
Solar Panels and Facilities
Property, Plant and Equipment [Line Items]
Cost	2,587,257	2,587,257
Accumulated amortization	(92,810)	(34,606)
Net book value	2,494,447	2,552,651
Meteorological towers
Property, Plant and Equipment [Line Items]
Cost	1,086,911	583,493
Accumulated amortization	(315,507)	(285,791)
Net book value	771,404	297,703
Furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	2,104,360	252,247
Accumulated amortization	(221,547)	(182,351)
Net book value	1,882,813	69,896
Automotive (Note 12(g) and (h))
Property, Plant and Equipment [Line Items]
Cost	456,085	456,182
Accumulated amortization	(354,060)	(319,877)
Net book value	$ 102,025	$ 136,305